Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share Based Compensation [Abstract]
Schedule of Unvested Restricted Share Units

The following table summarizes our unvested restricted share units:

	Number of shares	Weighted- Average Grant-Date Fair Value
Unvested on December 31, 2022	30,720	$25.2
Granted	1,800	$11.1
Vested	(1,800)	$11.6
Unvested on December 31, 2023	30,720	$25.2
Granted	39,000	$1.65
Vested	(52,500)	$1.65
Unvested on December 31, 2024	17,220	$25.2

Schedule of Share Based Compensation Expenses

The following table summarizes share-based compensation expenses charged to operating expenses:

	For the Years Ended December 31,
	2024	2023	2022
Selling and marketing expenses	$342	$42,300	$61,607
General and administrative expenses	109,372	93,247	99,170
Total share-based compensation expenses	$109,714	$135,547	$160,777